Investments	6 Months Ended
Jun. 30, 2026
Investments [Abstract]
INVESTMENTS

NOTE 3 – INVESTMENTS

Investments consist of trading securities and held-to-maturity securities. Trading securities primarily include trading stock, mutual funds and wealth management products issued by commercial banks which are held for the purpose of selling them in the near term. Held-to-maturity securities primarily include wealth management products which the Company has positive intent and ability to hold them to maturity.

Held-to-maturity securities with maturity over one year are recorded in long-term investments. Below is a summary of the Company’s investments as of June 30, 2026 and December 31, 2025.

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	June 30,	Markets	Inputs	Inputs
	2026	(Level 1)	(Level 2)	(Level 3)
	(Unaudited)
Short-term investments
Trading securities carried at fair value	$8,870,243	$89,735	$8,780,508	$-
Held-to-maturity securities carried at cost	11,100,000	-	11,100,000	-
Total	$19,970,243	$89,735	$19,880,508	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Trading securities carried at fair value	$7,264,219	$93,150	$7,171,069	$-
Held-to-maturity securities carried at cost	11,100,000	-	11,100,000	-
Total	$18,364,219	$93,150	$18,271,069	$-

Net investment gain for the six months ended June 30, 2026 and 2025 consists of the following:

	2026	2025
	(Unaudited)	(Unaudited)
Gain from sales of short-term investments:
Trading securities	$9,086	$24,849
Held-to-maturity debt securities	37,514	15,616
Unrealized gain of short-term investments:
Trading securities	55,763	41,998
Net investment gain	$102,363	$82,463